ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Schedule of provision for estimated credit loss

	12/31/2024				12/31/2023
		Overdue	Overdue
	Due	up to 90 days	90+ days	Total	Total
Current
Power Supply	2,745,961	326,058	1,574,723	4,646,742	4,143,112
Short Term Electric Power - CCEE	1,537,909	203,480	710,585	2,451,974	2,107,085
Use of the Electric Grid	452,619	322,598	2,509	777,726	582,586
Renegotiated Agreements	388,258	68,372	1,143,851	1,600,481	1,289,224
(-) ECL	(358,566)	(136,864)	(3,070,016)	(3,565,446)	(2,911,525)
	4,766,181	783,644	361,652	5,911,477	5,210,482
Non-current
Supply/Power Supply	—	—	280,138	280,138	280,138
Short Term Electric Power - CCEE	—	—	9,548	9,548	9,548
Use of the Electric Grid	—	—	4,348	4,348	4,348
Renegotiated Agreements	876,534	—	—	876,534	1,191,868
(-) ECL	(274,123)	—	(294,034)	(568,157)	(836,456)
	602,411	—	—	602,411	649,446

	5,368,592	783,644	361,652	6,513,888	5,859,928

Schedule of changes in the provision

	2024	2023
Opening balance as of January 1	3,747,981	3,296,863
(+) Constitution	545,830	648,170
(-) Reversal	(154,496)	(181,572)
(-) Write-off	(5,712)	(15,480)
Final balance on December 31	4,133,603	3,747,981